Stock Options - Summary of Status of Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Granted	0	0
Weighted average exercise price of Options exercisable at December 31, 2014	$ 21.35
Weighted Average Exercise Price
Beginning Balance	21.30	$ 20.97	$ 20.97
Granted	0	0	0
Exercised			16.40
Expired	20.00	22.25	16.40
Ending Balance	21.35	21.30	20.97
Weighted average exercise price of Options exercisable at December 31, 2014	21.35
Weighted average fair value of Options granted	0	0	0
Weighted average fair value of Options granted	$ 0	$ 0	$ 0
Directors Stock Option Plan
Number of Options
Beginning Balance	96,000	103,500	111,000
Granted	0	0	0
Exercised			(3,000)
Expired	(9,000)	(7,500)	(4,500)
Ending Balance	87,000	96,000	103,500
Options exercisable at: December 31, 2015	87,000
Options exercisable at: December 31, 2015	87,000
Employee Stock Option Plan
Number of Options
Beginning Balance	46,500	82,000	108,000
Granted	0	0	0
Exercised	(1,500)		(7,000)
Expired	(2,200)	(35,500)	(19,000)
Ending Balance	23,000	46,500	82,000
Options exercisable at: December 31, 2015	23,000
Options exercisable at: December 31, 2015	23,000
Weighted average exercise price of Options exercisable at December 31, 2014	$ 23.46
Weighted Average Exercise Price
Beginning Balance	22.06	$ 20.90	$ 20.90
Granted	0	0	0
Exercised	18.00		14.91
Expired	21.05	21.95	18.11
Ending Balance	23.46	22.06	20.90
Weighted average exercise price of Options exercisable at December 31, 2014	23.46
Weighted average fair value of Options granted	0	0	0
Weighted average fair value of Options granted	$ 0	$ 0	$ 0